Income Taxes (Details) - Schedule of Income Tax Expenses ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 6,225	$ 857	¥ 1,087
Deferred income tax (benefit)expense	1,448	199	(1,719)
Income tax (benefit) expenses	¥ 7,673	$ 1,056	¥ (632)